REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Operating lease income	$ 1,694	$ 1,526
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,113	2,244
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	964	683
2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	954	1,344
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 195	$ 217